Commitments and contingencies - Schedule of Prepayments of Flight Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Prepayments on Flight Equipment [Roll Forward]
Prepayments on flight equipment at beginning of period	$ 3,576,187	$ 3,806,602
Prepayments and additions during the period, net	1,418,813	1,463,929
Interest paid and capitalized during the period, net	122,467	125,944
Prepayments and capitalized interest applied to the purchase of flight equipment	(1,657,171)	(1,820,288)
Prepayments on flight equipment at end of period	$ 3,460,296	$ 3,576,187